Condensed Consolidated Interim Statement of Changes in Equity Statement (Unaudited) - EUR (€) € in Millions	Total	Total equity	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interest
Equity beginning balance at Dec. 31, 2022	€ 7,447	€ 7,447	€ 5	€ 234	€ 287	€ (507)	€ 7,428	€ 0
Profit after taxes	854	854					854	0
Other comprehensive income	(292)	(292)				(301)	9	0
Total comprehensive income	562	562				(301)	863	0
Issue of shares during the period	31	31		31
Equity-settled share-based payment expense	29	29					29
Dividends	(309)	(309)					(309)
Equity ending balance at Jun. 30, 2023	7,760	7,760	5	265	287	(808)	8,011	0
Equity beginning balance at Dec. 31, 2023	7,976	7,976	5	276	287	(823)	8,231	0
Profit after taxes	811	797					797	14
Other comprehensive income	84	85				68	17	(1)
Total comprehensive income	895	882				68	814	13
Non-controlling interest established in connection with the Acquisition	468							468
Non-controlling interest as part of Acquisition	2							2
Cash flow hedge (gains)/losses transferred to goodwill relating to business combination	2	2				2
Cash flow hedge (gains)/losses transferred to cost of inventories	(24)	(24)				(24)
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	7	7				7
Issue of shares during the period	11	11		11
Purchase of own shares during the period	(8)	(8)					(8)
Equity-settled share-based payment expense	20	20					20
Share-based payments tax effects	1	1					1
Dividends	(341)	(341)					(341)
Equity ending balance at Jun. 28, 2024	€ 9,009	€ 8,526	€ 5	€ 287	€ 287	€ (770)	€ 8,717	€ 483